Short-Term Borrowings, Excluding Current Portion of Long-Term Debt (Parenthetical) (Detail) (Euro Denominated Borrowing, Financial Institutions)	Mar. 31, 2010
Euro Denominated Borrowing | Financial Institutions
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions, Weighted-average interest rate per annum	7.60%
Unsecured short-term loans from financial institutions, Weighted-average variable rate per annum	5.30%